Consolidated Statements of Cash Flows	12 Months Ended
	Sep. 30, 2023 CAD ($)	Sep. 30, 2022 CAD ($)	Sep. 30, 2021 CAD ($)
Operating activities
Net loss	$ (51,424,409)	$ (73,418,745)	$ (48,856,993)
Adjustments to reconcile net loss to net cash flows:
Write-down (write-down reversal) of inventories	2,299,866	19,859	(17,115)
Depreciation of property and equipment	1,274,597	1,448,867	1,132,833
Depreciation of right-of-use assets	581,936	610,941	393,585
Amortization of intangible assets	286,494	257,064	463,784
Impairment loss related to intangible assets	5,791,439	38,207,503
Finance costs, net	(986,824)	(7,376,716)	11,547,217
Transaction costs	437,500
Stock-based compensation	2,436,974	4,590,336	9,308,105
Grant revenue on term loan			(1,192,741)
Redeemable stock options		(317,663)	2,885,513
Loss (gain) on lease liability cancellation	(78,607)
Other costs			145,933
Foreign exchange gain	308,854	(1,756,535)	(99,296)
Adjustments to reconcile net loss to net cash flows, Total	(39,072,180)	(37,735,089)	(24,289,175)
Net change in non-cash working capital items	2,421,056	(391,808)	3,499,828
Net cash flows related to operating activities	(36,651,124)	(38,126,897)	(20,789,347)
Investing activities
Additions to property and equipment	(188,775)	(2,173,529)	(1,947,321)
Dispositions of property and equipment	45,000
Additions to intangible assets	(12,356,950)	(10,853,759)	(15,763,223)
Grants received related to intangible assets and property and equipment	268,460	986,295	641,033
R&D tax credit received	836,171		706,000
Finance income received	223,594	40,251	3,454
Other costs			(145,933)
Net cash flows related to investing activities	(11,172,500)	(12,000,742)	(16,505,990)
Financing activities
Debt issuance	29,406,425		46,561,223
Convertible loan reimbursed			(837,963)
Other loan settlement/reimbursed	(134,189)	(768,850)
Interest paid on credit facility and other loan	(4,773,512)	(3,620,539)	(2,788,034)
Exercise of warrants	7,992
Debt issuance costs	(2,119,392)
Bridge loans issuance proceed	6,250,000
Bridge loans settlement	(6,250,000)
Issuance and modification costs of convertible loans		(124,717)	(124,022)
Exercise of stock options		9,221	25,809
Share issuance proceed		85,236,002
Share issuance cost		(6,094,621)	(571,116)
Government grant liability issuance		178,857	191,412
Repayment principal amount of lease liabilities	(687,150)	(316,472)	(415,251)
Interest paid on lease liability	(451,894)	(551,291)	(303,390)
Net cash flows related to financing activities	21,248,280	73,947,590	41,738,668
Effect of foreign exchange on cash	(394,515)	2,005,632
Net increase (decrease) in cash	(26,969,859)	25,825,583	4,443,331
Cash, beginning of year	32,025,899	6,200,316	1,756,985
Cash, end of year	$ 5,056,040	$ 32,025,899	$ 6,200,316